Note 12 - Derivative Instruments (Details Textual) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026 CAD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2026 CAD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2026 USD ($)	Oct. 31, 2025 CAD ($)
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Notional amount	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000		$ 75,000,000
Subordinated liabilities					$ 75
Interest rate swap contract [member]
Statement Line Items [Line Items]
Notional amount	19,300,000		19,300,000			20,200,000
Financial assets qualified for hedge accounting	19,300,000		19,300,000			20,200,000
Hedged item, assets	19,600,000		19,600,000			20,900,000
Reserve of cash flow hedges	1,700,000		1,700,000			1,900,000
Interest rate swap contract [member] | Other assets [member]
Statement Line Items [Line Items]
Financial assets	46,000		46,000
Interest rate swap contract [member] | Other liabilities [member]
Statement Line Items [Line Items]
Financial liabilities						340,000
Currency swap contract [member]
Statement Line Items [Line Items]
Notional amount	138,600,000		138,600,000			138,600,000
Financial assets qualified for hedge accounting	47,400,000		47,400,000
Financial assets	4,300,000		4,300,000
Financial liabilities						61,400
Hedged item, assets	186,000,000		186,000,000
Gain loss on hedge effectiveness recognised in other comprehensive income	(6,361,740)	3,800,138	(41,580)	(235,762)
Forward contract [member]
Statement Line Items [Line Items]
Notional amount	12,100,000		12,100,000
Financial assets	375,000		375,000
Financial liabilities						5,400
Forward contract [member] | VersaFinance US Corp [member]
Statement Line Items [Line Items]
Notional amount	14,000,000		14,000,000			14,000,000
Financial assets	434,000		434,000
Financial liabilities						$ 1,500
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (599,330)	$ 0	$ (84,130)	$ 0